BUSINESS COMBINATIONS (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 9,161,486	$ 3,517,315	$ 3,517,315
Upsider Asset Purchase
Sales and client relationships and contracts	3,130,773
Intellectual property	156,539
Domains	4,600
Goodwill	736,525
Accounts payable	(89,089)
Total Purchase Price	$ 3,939,348